UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07265

                           Oppenheimer Enterprise Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Enterprise Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.3%
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Cheesecake Factory, Inc. (The) 1                                                            54,000      $      1,906,740
-------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                            101,000             2,406,830
                                                                                                        -----------------
                                                                                                               4,313,570
-------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
eBay, Inc. 1                                                                                71,000             2,698,710
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.9%
Brunswick Corp.                                                                             78,400             3,374,336
-------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                                  87,000             1,850,490
                                                                                                        -----------------
                                                                                                               5,224,826
-------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Univision Communications, Inc., Cl. A 1                                                     90,000             2,394,900
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                      164,000             4,500,160
                                                                                                        -----------------
                                                                                                               6,895,060
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
Target Corp.                                                                                63,200             3,393,840
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.3%
Best Buy Co., Inc.                                                                          35,000             1,905,050
-------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                                         68,400             2,339,964
-------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                    65,900             3,515,106
                                                                                                        -----------------
                                                                                                               7,760,120
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Coach, Inc. 1                                                                              110,400             3,206,016
-------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                     36,800             1,426,000
                                                                                                        -----------------
                                                                                                               4,632,016
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.2%
PepsiCo, Inc.                                                                               71,000             3,994,460
-------------------------------------------------------------------------------------------------------------------------
ENERGY--4.8%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Smith International, Inc.                                                                   47,000             2,761,720
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
Amerada Hess Corp.                                                                          37,000             3,435,450
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                43,000             2,526,680
                                                                                                        -----------------
                                                                                                               5,962,130
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.2%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
First Marblehead Corp. (The) 1                                                              33,500             1,495,775
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.2%
American Express Co.                                                                       113,500             6,111,975
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                             34,000             3,315,000
                                                                                                        -----------------
                                                                                                               9,426,975
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
AMBAC Financial Group, Inc.                                                                 53,700             3,874,455


1      |      OPPENHEIMER ENTERPRISE FUND

Oppenheimer Enterprise Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--17.5%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--7.0%
Amgen, Inc. 1                                                                               50,600      $      3,166,548
-------------------------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                                             33,000             1,397,220
-------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                           34,500             2,734,125
-------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                          18,400             1,147,976
-------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                     73,000             2,978,400
-------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                                  34,900             1,304,911
                                                                                                        -----------------
                                                                                                              12,729,180
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Gen-Probe, Inc. 1                                                                           39,200             1,523,312
-------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                             70,000             2,345,000
-------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                              98,400             3,700,824
                                                                                                        -----------------
                                                                                                               7,569,136
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
Coventry Health Care, Inc. 1                                                                43,000             2,993,660
-------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                    40,000             1,758,400
-------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                               58,000             2,012,600
                                                                                                        -----------------
                                                                                                               6,764,660
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Allergan, Inc.                                                                              21,600             1,669,896
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               103,300             2,882,070
                                                                                                        -----------------
                                                                                                               4,551,966
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Rockwell Collins, Inc.                                                                      77,000             3,803,030
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Corporate Executive Board Co.                                                               24,500             1,709,610
-------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                                          38,000             1,885,560
                                                                                                        -----------------
                                                                                                               3,595,170
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                                                                       145,000             5,289,600
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Donaldson Co., Inc.                                                                         68,200             2,189,220
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                                                                31,000             1,801,720
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.5%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.2%
Avaya, Inc. 1                                                                              267,000             2,443,050
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                      175,500             3,401,190
-------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                                147,400             3,468,322
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                             148,000             5,514,480
                                                                                                        -----------------
                                                                                                              14,827,042
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.8%
Dell, Inc. 1                                                                                91,000             3,629,990
-------------------------------------------------------------------------------------------------------------------------


2      |      OPPENHEIMER ENTERPRISE FUND

Oppenheimer Enterprise Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
EMC Corp. 1                                                                                362,000      $      5,089,720
                                                                                                        -----------------
                                                                                                               8,719,710
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.0%
Google, Inc., Cl. A 1                                                                       10,000             2,784,000
-------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                            49,000             1,585,150
-------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                             125,000             4,650,000
                                                                                                        -----------------
                                                                                                               9,019,150
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Cognizant Technology Solutions Corp. 1                                                      61,000             2,928,000
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.9%
Broadcom Corp., Cl. A 1                                                                    116,000             4,116,840
-------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                       121,000             1,730,300
-------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                          110,000             2,269,300
-------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                    223,600             6,180,304
                                                                                                        -----------------
                                                                                                              14,296,744
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--10.0%
Amdocs Ltd. 1                                                                              108,000             2,943,000
-------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                             122,000             4,828,760
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            326,000             8,410,800
-------------------------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                                       48,200             1,988,250
                                                                                                        -----------------
                                                                                                              18,170,810
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
SpectraSite, Inc. 1                                                                         26,800             1,711,180
                                                                                                        -----------------
Total Common Stocks (Cost $152,838,463)                                                                      180,399,975

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3 (Cost $3,999,998)                                     543,478                25,815

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.09% in joint repurchase agreement (Principal
Amount/Value $1,220,266,000, with a maturity value of $1,220,367,689)
with UBS Warburg LLC, 3%, dated 5/31/05, to be repurchased at
$1,130,094 on 6/1/05, collateralized by Federal National Mortgage Assn.,
4.50%--6%, 3/1/20--4/1/35, with a value of $1,246,387,946 (Cost
$1,130,000)                                                                           $  1,130,000             1,130,000
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $157,968,461)                                              100.2%          181,555,790
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (0.2)             (324,594)

                                                                                      -----------------------------------
NET ASSETS                                                                                   100.0%     $    181,231,196
                                                                                      ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.  Non-income producing security.


3      |      OPPENHEIMER ENTERPRISE FUND

Oppenheimer Enterprise Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2005 was $25,815, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2005 amounts to $25,815. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES        GROSS           GROSS          SHARES
                                              AUGUST 31, 2004    ADDITIONS      REDUCTIONS    MAY 31, 2005
----------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C               514,139           --         514,139              --
Multiplex, Inc., Cv., Series C                        543,478           --              --         543,478

                                                                                  DIVIDEND        REALIZED
                                                                     VALUE          INCOME            LOSS
----------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C                         $       --     $        --    $  5,691,519
Multiplex, Inc., Cv., Series C                                      25,815              --              --



FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $158,061,871
                                                      =============

Gross unrealized appreciation                         $ 32,857,549
Gross unrealized depreciation                           (9,363,630)
                                                      -------------
Net unrealized appreciation                           $ 23,493,919
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


4      |      OPPENHEIMER ENTERPRISE FUND

Oppenheimer Enterprise Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of May 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not Invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                   ACQUISITION                       VALUATION AS OF        UNREALIZED
SECURITY                                  DATE             COST         MAY 31, 2005      DEPRECIATION
------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C          2/9/01    $   3,999,998      $        25,815      $  3,974,183


5      |      OPPENHEIMER ENTERPRISE FUND

ITEM 2. CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

       (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Enterprise Fund


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005